SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Sep. 01, 2020 CAD ($)	Nov. 06, 2019 CAD ($)	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Nov. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 01, 2021 $ / shares	May 24, 2021	Apr. 07, 2020 CAD ($)	Oct. 07, 2019 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)						$ 14,902	$ 14,743
Shares issued, price per share (usd per share) | $ / shares									$ 62.70
Partnership units issued, net of costs and repurchases						$ 1,073	$ 9	$ 781
Share issue related cost					$ 6
Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)	$ 500
Amount repaid	$ 450
Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)											$ 200
Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)											$ 200	$ 500
Annual rate											3.40%	3.50%
Notional amount swapped												$ 92
Subordinated notes, Maturing 2081
Disclosure of information about consolidated structured entities [line items]
Annual rate										5.00%
Preferred Unitholders Capital
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares						8,000,000.0	8,000,000.0	0
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares			4,000,000	4,000,000
Shares issued, price per share (usd per share) | $ / shares				$ 25
Quarterly fixed distribution rate			5.85%	5.85%
Partnership units issued, net of costs and repurchases			$ 75	$ 100
Underwriting related cost			2
Share issue related cost			$ 1
Fixed interest rate | Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Annual rate						2.90%
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Annual rate						4.20%
Fixed interest rate | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Annual rate						3.40%
Fixed interest rate | Subordinated notes, Maturing 2081
Disclosure of information about consolidated structured entities [line items]
Annual rate						5.00%
Debt Issuers | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Amount repaid		$ 375
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Annual rate	2.90%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032 | CAD
Disclosure of information about consolidated structured entities [line items]
Annual rate	2.90%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032 | USD
Disclosure of information about consolidated structured entities [line items]
Annual rate	3.90%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Annual rate											4.20%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Annual rate											3.40%	3.40%